Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
			Estimated Future Payouts Under Cash Incentive Program			Estimated Future Awards Under Equity Plan Awards
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
Name	Grant Date	Remuneration Committee Approval Date	Threshold (US$)	Target (US$)	Maximum (US$)	Threshold (#)	Target (#)	Maximum (#)	All Other Equity Awards: Number of Shares or Units (#) (4)	All Other Equity Awards: Number of Securities Underlying Options (#) (5)	Exercise or Base Price of Equity Awards (US$/Sh)	Grant Date Fair Value of Equity Awards (US$) (6)
Andy Butcher	March 18	March 4				—	40,644	101,610			1.00	383,676
	March 18	March 4				—	60,966	121,932			1.00	548,084
	March 18	March 4							45,180		1.00	426,310
			322,250	644,500	1,289,000
Stephen Webster	March 18	March 4				—	6,444	16,110			1.00	60,831
	March 18	March 4				—	9,666	19,332			1.00	86,897
	March 18	March 4								7,160	1.00	67,590
			71,122	142,245	284,489
Howard Mead	March 18	March 4				—	3,168	7,920			1.00	29,906
	March 18	March 4				—	4,752	9,504			1.00	42,720
	March 18	March 4							3,520		1.00	33,229
			33,975	67,950	135,900
Jeffrey Moorefield	March 18	March 4				—	3,060	7,650			1.00	28,886
	March 18	March 4				—	4,590	9,180			1.00	41,264
	March 18	March 4							3,400		1.00	32,096
			43,460	86,920	173,840
Graham Wardlow	March 18	March 4				—	6,156	16,290			1.00	61,511
	March 18	March 4				—	9,774	19,548			1.00	87,868
	March 18	March 4								7,240	1.00	68,346
			57,818	115,636	231,273

____________

(1)   The Remuneration Committee’s practices for awarding Restricted Stock Units and Options, including the timing of grants and approvals thereof, are described in the section entitled “2024 Compensation Components - Equity Awards.” The Remuneration Committee’s practices for awarding annual cash incentives, including setting performance measures and targets and determining cash incentive opportunities, are described in the section entitled “2024 Compensation Components - Annual Cash Incentive.”

(2)   The amounts shown in column (d) reflect the Threshold payment for each Named Executive Officer under our cash incentive program. This amount is 50% of the Target amounts shown in column (e). The amounts shown in column (f) are 200% of the Target amounts shown in column (e). These amounts are based on the individual’s base salary as in effect on December 1, 2024.

(3)   The amounts shown in column (g), (h) and (i) reflect the Threshold, Target, and Maximum award levels for performance-based Restricted Stock Units and Options awarded to each Named Executive Officer in 2024. Performance-based Restricted Stock Units and Options were granted for two performance measures: adjusted diluted EPS Growth and relative TSR, as described in the section entitled “2024 Compensation Components - Equity Awards.” Of the performance-based awards communicated on March 18, 2024 (representing 60% of the total equity award at Target), 40% of this award is related to certain adjusted diluted EPS Growth targets and 60% is related to certain TSR performance targets. The amounts shown in column (g) reflect the total number of awards at the Threshold level with respect to each performance measure for each of the Named Executive Officers. These amounts are 0% of the total number of awards at the Target level shown in column (h). The amounts shown in column (i) reflect the total number of awards at the Maximum level, being 200% of the Target level for relative TSR awards and 250% for adjusted diluted EPS Growth awards. The award amounts were calculated with reference to the individual’s annual base salary at the time of the Remuneration Committee’s approval in March 2024.

(4)   The amounts shown in column (j) represent the time-based Restricted Stock Units awarded to U.S.-based Named Executive Officers in 2024, which represent 40% of the total equity award at Target. These awards vest in four equal annual installments, beginning on March 18, 2025. The awards are subject to a US$1.00 per ordinary share issue cost. Further information regarding these awards is provided in the section entitled “2024 Compensation Components - Equity Awards.”

(5)   Stephen Webster and Graham Wardlow are employed in the U.K. and received time-based Options with respect to their 40% time-based award entitlement for 2024, as shown in column (k). These awards vest in four equal annual installments, beginning on March 18, 2025. The Options have an exercise price equivalent to the nominal value of an ordinary share, or US$1.00 per ordinary share. Further information regarding these awards is provided in the section entitled “2024 Compensation Components - Equity Awards.”

(6)   The amounts shown in column (m) reflect the grant date fair value of the equity awards, calculated in accordance with ASC 718.

Andy Butcher [Member]
Awards Close in Time to MNPI Disclosures
Name	AndyButcher	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 383,676	[1],[2]
Andy Butcher One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 548,084	[1],[2]
Andy Butcher Two [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 426,310	[1],[2]
Stephen Webster [Member]
Awards Close in Time to MNPI Disclosures
Name	StephenWebster	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 60,831	[1],[2]
Stephen Webster One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 86,897	[1],[2]
Stephen Webster Two [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	7,160	[1],[3]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 67,590	[1],[2]
Howard Mead [Member]
Awards Close in Time to MNPI Disclosures
Name	HowardMead	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 29,906	[1],[2]
Howard Mead One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 42,720	[1],[2]
Howard Mead Two [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 33,229	[1],[2]
Jeffrey Moorefield [Member]
Awards Close in Time to MNPI Disclosures
Name	JeffreyMoorefield	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 28,886	[1],[2]
Jeffrey Moorefield One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 41,264	[1],[2]
Jeffrey Moorefield Two [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 32,096	[1],[2]
Graham Wardlow [Member]
Awards Close in Time to MNPI Disclosures
Name	GrahamWardlow	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 61,511	[1],[2]
Graham Wardlow One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 87,868	[1],[2]
Graham Wardlow Two [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	7,240	[1],[3]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 68,346	[1],[2]

[1]	The Remuneration Committee’s practices for awarding Restricted Stock Units and Options, including the timing of grants and approvals thereof, are described in the section entitled “2024 Compensation Components - Equity Awards.” The Remuneration Committee’s practices for awarding annual cash incentives, including setting performance measures and targets and determining cash incentive opportunities, are described in the section entitled “2024 Compensation Components - Annual Cash Incentive.”
[2]	The amounts shown in column (m) reflect the grant date fair value of the equity awards, calculated in accordance with ASC 718.
[3]	Stephen Webster and Graham Wardlow are employed in the U.K. and received time-based Options with respect to their 40% time-based award entitlement for 2024, as shown in column (k). These awards vest in four equal annual installments, beginning on March 18, 2025. The Options have an exercise price equivalent to the nominal value of an ordinary share, or US$1.00 per ordinary share. Further information regarding these awards is provided in the section entitled “2024 Compensation Components - Equity Awards.”